Goodwill and Other Intangible Assets (Summary of Key Assumptions, Change In Retail Segment Recoverable Amount) (Detail) $ in Millions	Dec. 31, 2023 USD ($)
North America Retail [Member]
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [Line Items]
Recoverable amount exceeds its carrying amount	$ 570